Trade and Other Payables - Schedule of Company’s Trade and Other Payables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	RM 8,134,186	$ 1,932,845	RM 13,809,981
Malaysian Ringgit [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	1,117,336	265,501	1,130,946
United States Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	5,805,035	1,379,392	12,295,728
Euro [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	523,228	124,330	255,478
Singapore Dollar [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	13,730	3,263
Japanese Yen [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	104,641	24,865
Others [Member]
Schedule of Currency Profiles of the Group’s Trade and Other Payables [Line Items]
Trade and other payables	RM 570,216	$ 135,494	RM 127,829